Christopher J. Madin Vice President, Corporate Counsel The Prudential Insurance Company of America 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 1, 2025

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Union Security Insurance Company Variable Account C (Registration No. 033-28551)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 53; and (ii) that the text of Post-Effective Amendment No. 53 was filed electronically on April 24, 2025 (Accession No. 0000790531-25-000005).

/s/ Christopher J. Madin	May 1, 2025

Christopher J. Madin Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

via EDGAR